Investment Objectives and Goals - Slow Capital Growth Fund	Mar. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Slow Capital Growth Fund (the “Fund”) is to provide long-term capital appreciation.